Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40296
Entity Registrant Name	NUVVE HOLDING CORP.
Entity Central Index Key	0001836875
Entity Tax Identification Number	86-1617000
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2488 Historic Decatur Road
Entity Address, Address Line Two	Ste 230
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92106
City Area Code	619
Local Phone Number	456-5161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	NVVE
Entity Emerging Growth Company	false